BASIS OF PREPARATION - Schedule of change in accounting policy (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019
Basis of presentation
Total shareholders' equity		R$ 48,169,399	R$ 28,870,022		R$ 20,818,867	R$ 16,240,481
Share capital [member]
Basis of presentation
Total shareholders' equity		8,402,544	6,365,853		5,328	5,328
Treasury shares [member]
Basis of presentation
Total shareholders' equity		(107,140)	(69,064)
Additional paid-in capital [member]
Basis of presentation
Total shareholders' equity		2,319,928	(1,690,235)		2,007,356	887,165
Accumulated other comprehensive income (loss) [member]
Basis of presentation
Total shareholders' equity		567,546	(521,609)		(1,524,027)	(805,471)
Retained earnings [member]
Basis of presentation
Total shareholders' equity		9,470,289	10,655,992		4,771,426	5,314,843
Equity attributable to owners of the company [member]
Basis of presentation
Total shareholders' equity		20,653,167	14,740,937		5,260,083	5,401,865
Non-controlling interest [member]
Basis of presentation
Total shareholders' equity		R$ 27,516,232	R$ 14,129,085		R$ 15,558,784	R$ 10,838,616
Predecessor adjustments [member]
Basis of presentation
Total shareholders' equity	[1]
Predecessor adjustments [member] | Share capital [member]
Basis of presentation
Total shareholders' equity	[1]			6,360,525
Predecessor adjustments [member] | Treasury shares [member]
Basis of presentation
Total shareholders' equity	[1]			(583,941)
Predecessor adjustments [member] | Additional paid-in capital [member]
Basis of presentation
Total shareholders' equity	[1]			(4,984,931)
Predecessor adjustments [member] | Accumulated other comprehensive income (loss) [member]
Basis of presentation
Total shareholders' equity	[1]			1,381,798
Predecessor adjustments [member] | Retained earnings [member]
Basis of presentation
Total shareholders' equity	[1]			1,935,735
Predecessor adjustments [member] | Equity attributable to owners of the company [member]
Basis of presentation
Total shareholders' equity	[1]			4,109,186
Predecessor adjustments [member] | Non-controlling interest [member]
Basis of presentation
Total shareholders' equity	[1]			(4,109,186)
Subsequent to corporate reorganization [member]
Basis of presentation
Total shareholders' equity				20,812,506
Subsequent to corporate reorganization [member] | Share capital [member]
Basis of presentation
Total shareholders' equity				6,365,853
Subsequent to corporate reorganization [member] | Treasury shares [member]
Basis of presentation
Total shareholders' equity				(583,941)
Subsequent to corporate reorganization [member] | Additional paid-in capital [member]
Basis of presentation
Total shareholders' equity				(2,978,278)
Subsequent to corporate reorganization [member] | Accumulated other comprehensive income (loss) [member]
Basis of presentation
Total shareholders' equity				(596,294)
Subsequent to corporate reorganization [member] | Retained earnings [member]
Basis of presentation
Total shareholders' equity				7,075,420
Subsequent to corporate reorganization [member] | Equity attributable to owners of the company [member]
Basis of presentation
Total shareholders' equity				9,282,760
Subsequent to corporate reorganization [member] | Non-controlling interest [member]
Basis of presentation
Total shareholders' equity				11,529,746
Previously stated [member]
Basis of presentation
Total shareholders' equity				20,812,506
Previously stated [member] | Share capital [member]
Basis of presentation
Total shareholders' equity				5,328
Previously stated [member] | Treasury shares [member]
Basis of presentation
Total shareholders' equity
Previously stated [member] | Additional paid-in capital [member]
Basis of presentation
Total shareholders' equity				2,006,653
Previously stated [member] | Accumulated other comprehensive income (loss) [member]
Basis of presentation
Total shareholders' equity				(1,978,092)
Previously stated [member] | Retained earnings [member]
Basis of presentation
Total shareholders' equity				5,139,685
Previously stated [member] | Equity attributable to owners of the company [member]
Basis of presentation
Total shareholders' equity				5,173,574
Previously stated [member] | Non-controlling interest [member]
Basis of presentation
Total shareholders' equity				R$ 15,638,932

[1]	The predecessor adjustments amount to the difference between the Cosan Limited balance as of February 28, 2021 and the Cosan S.A. balance subsequent to the Corporate Reorganization.